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                                                     January 13, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Salomon Brothers Opportunity Fund Inc
       1933 Act File No. 2-63023
       1940 Act File No. 811-2884

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Salomon Brothers Opportunity Fund Inc (the "Fund") the Fund hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed materially from that contained in the Fund's Registration Statement which was filed electronically on December 27, 1999.



Questions regarding this filing should be directed to the undersigned at (212) 783-5984.

Very truly yours,

Robert A. Vegliante

Robert A. Vegliante